Staff costs and Directors Remuneration (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Staff costs and Directors Remuneration [Abstract]
Schedule of Staff Costs and Directors Remuneration

	2021	2020	2019
Number of employees at year end (a)	463	437	439
Amounts in US$ ‘000
Wages and salaries	42,236	49,338	55,325
Share-based payments (b) (Note 31)	6,621	8,444	2,717
Social security charges	6,863	5,712	6,888
Director’s fees and allowance	2,853	2,094	3,266
	58,573	65,588	68,196
Recognized as follows:
Production and operating costs	16,994	15,217	14,542
Geological and geophysical expenses	6,219	12,893	18,448
Administrative expenses	35,360	37,478	35,206
	58,573	65,588	68,196
Board of Directors’ and key managers’ remuneration
Salaries and fees	9,069	8,641	13,483
Share-based payments	5,759	7,170	2,251
Other benefits in kind	296	232	262
	15,124	16,043	15,996
(a)	Unaudited.
(b)	The increase in share-based payments in 2021 and 2020 is explained by the accrual of the 2019 VCP and the 2020 Plan, which were granted in November 2019 and February 2020, respectively.

Schedule of Directors' Remuneration

Directors’ Remuneration

	Executive	Executive		Non-Executive	Director Fees	Cash Equivalent
	Directors’ Fees	Directors’ Bonus		Directors’ Fees	Paid in Shares	Total Remuneration
	(in US$)	(in US$)		(in US$)	(No. of Shares)	(in US$)
Gerald O’Shaughnessy (a)	261,560	—		—	—	261,560
James F. Park	800,000	800,000	(b)	—	—	1,600,000
Pedro E. Aylwin (c)	—	—		—	—	—
Carlos Gulisano	—	—		82,083	7,845	185,953
Robert Bedingfield (d)	—	—		32,500	15,438	238,527
Constantin Papadimitriou (e) (f)	—	—		112,500	14,852	310,646
Somit Varma (f) (g)	—	—		141,875	14,803	339,239
Sylvia Escovar Gomez (h)	—	—		67,500	11,331	223,465
(a)	Chair of GeoPark's board until June 8, 2021. Sylvia Escovar Gomez is the new Chair of the Board.
(b)	The service contract with the Company to act as Chief Executive Officer established a bonus based on metrics and targets defined by the Compensation Committee over the performance of the Company. The target bonus is an amount equal to the annual salary. On March 10, 2021, the independent directors of the Board approved, as per recommendation of the Compensation Committee, Mr. Park’s bonus for the performance in 2020. Given the impact of COVID-19 and oil price crisis during 2020, the cash bonus approved was reduced to US$ 400,000.
(c)	Pedro E. Aylwin has a service contract that provides for him to act as Director of Legal and Governance, so he relinquished his fees as a member of the Board.
(d)	Audit Committee and Nomination & Corporate Governance Committee Chairman until November 10, 2021. Mr. Somit Varma was appointed as new Chairman of the Nomination & Corporate Governance Committee.
(e)	Compensation Committee Chairman.
(f)	Constantin Papadimitriou and Somit Varma, as members of the Strategy & Risk Committee, instructed by the Board, were awarded additional fees on their work related to specific projects and activities. The additional fees for 2021 amounted to US$ 82,500 and US$ 111,875, respectively and are included in the table above.
(g)	Strategy & Risk Committee Chairman.
(h)	Includes an additional annual remuneration of US$ 50,000 to act as independent Chair of the Board.